Balance Sheet Details (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2019	Dec. 31, 2018
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Schedule of Condensed Consolidated Balance Sheet Details
Condensed consolidated balance sheet details are as follows (in thousands):

	September 30, 2019	December 31, 2018
Prepaid expenses and other current assets:
Prepaid insurance	$1,281	$2
Prepaid trade shows	94	19
Other current assets	24	5

Total prepaid expenses and other current assets	$1,399	$26

Property and equipment, gross:
Laboratory equipment	$343	$314
Computer equipment	9	3
Furniture and fixtures	34	34
Leasehold improvements	32	14

Total property and equipment, gross	418	365
Less accumulated depreciation	(208)	(150)

Total property and equipment, net	$210	$215

	September 30, 2019	December 31, 2018
Accrued liabilities:
Accrued consulting services	$40	$23
Accrued interest	—	164
Deferred rent	85	85
Other accrued expenses	46	14

Total accrued liabilities	$171	$286

Accrued compensation:
Accrued paid time off	$350	$234
Accrued bonus and deferred compensation	471	246
Accrued severance	278	—

Total accrued compensation	$1,099	$480

Balance sheet details are as follows (in thousands):

	December 31 ,
	2018	2017
Prepaid expenses and other current assets:
Prepaid insurance	$2	$40
Prepaid trade shows	19	42
Other current assets	5	5

	$26	$87

Property and equipment, gross:
Laboratory equipment	$314	$305
Computer equipment and software	3	—
Furniture and fixtures	34	34
Leasehold improvements	14	15

	365	354
Less accumulated depreciation	(150)	(74)

	$215	$280

	December 31 ,
	2018	2017
Accrued liabilities:
Accrued consulting services	$23	$25
Accrued legal services	—	3
Accrued interest	164	33
Deferred rent	85	54
Other accrued expenses	14	19

	$286	$134

Accrued compensation:
Accrued paid time off	$234	$216
Accrued bonus and deferred compensation	246	292

	$480	$508